PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE－7 PLANT AND EQUIPMENT, NET

Plant and equipment consisted of the following:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000
At cost:
Office equipment	43	277
Machinery and equipment	37,185	42,098
Motor vehicles	891	1,000
	38,119	43,375
Less: Accumulated depreciation	(7,886)	(10,238)
Plant and equipment, net	30,233	33,137

Depreciation expense for the year ended December 31, 2023, 2024 and 2025 were S$3.7 million, S$4.2 million and S$4.7 million (US$3.7 million), respectively.